Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Depreciation and amortization	$ 11,928	$ 4,414
Loss carryforwards	7,319	3,348
Lease liabilities	8,122	1,296
Tax credit carryforwards	2,800	1,183
Equity-based compensation	1,813	64
Other accruals and reserves	41	0
Total deferred tax assets	32,023	10,305
Valuation allowance for deferred tax assets	(24,078)	(8,991)
Total deferred tax assets, net of valuation allowance	7,945	1,314
Deferred tax liability
Right-of-use assets	(7,945)	(1,314)
Net deferred tax assets (liability)	$ 0	$ 0